Accrued Expenses and Other Current Liabilities (Details Textual) - USD ($)		1 Months Ended
		Apr. 30, 2016	Apr. 30, 2015	Mar. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities (Textual)
Sale of stock, percentage				100.00%
Partial consideration received			$ 5,100,000
Refund amount		$ 5,100,000
Funds committed by the investors	[1]					$ 18,573,735

[1]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized the funds committed by the investors through the Yinglibao platform of $18,573,735 in the consolidated balance sheet at December 31, 2016. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.